DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	PRIME ACQUISITION CORP
Entity Central Index Key	0001485922
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Trading Symbol	pacqu
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 23,795	$ 68,966
Cash held in trust account	36,623,491	36,627,014
Prepaid expenses	35,117	30,810
Total Current Assets	36,682,403	36,726,790
Non-current assets
Fixed assets	4,015	2,294
TOTAL ASSETS	36,686,418	36,729,084
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses	50,992	80,825
Due to related party	200,038	83,184
Deferred underwriters fees	1,022,833	1,022,833
Notes payable to stockholders	30,000	0
Total current liabilities	1,303,863	1,186,842
Ordinary shares, subject to possible redemption 3,031,969 shares at $10.02 per share	30,380,329	30,380,329
Stockholders' equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 4,894,983 shares issued and outstanding at June 30, 2012 and December 31, 2011)	1,863	1,863
Additional paid-in capital	5,774,786	5,685,171
Deficit accumulated during the development stage	(774,423)	(525,121)
Total stockholders' equity	5,002,226	5,161,913
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 36,686,418	$ 36,729,084

BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011
Ordinary shares, subject to possible redemption, shares	3,031,969	3,031,969
Ordinary shares, subject to possible redemption, per share (in dollars per share)	$ 10.02	$ 10.02
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares Authorized	50,000,000	50,000,000
Ordinary shares, shares issued	4,894,983	4,894,983
Ordinary shares, shares outstanding	4,894,983	4,894,983

STATEMENT OF OPERATIONS (USD $)	6 Months Ended		29 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses	(263,779)	(221,976)	(804,502)
Formation costs	0	0	(5,317)
Total operating expenses	(263,779)	(221,976)	(809,819)
Operating loss	(263,779)	(221,976)	(809,819)
Interest earned from investment held in trust	14,477	6,718	35,396
Net loss	$ (249,302)	$ (215,258)	$ (774,423)
Weighted average shares outstanding (in shares)	4,894,983	3,301,009
Basic and diluted net loss per share (in dollars per share)	$ (0.05)	$ (0.07)

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 03, 2010
Units issued February 18, 2010 for cash at $0.001per share	$ 1,409	$ 0	$ 0	$ 1,409
Units issued February 18, 2010 for cash at $0.001per share (in shares)	1,408,750
Non-employee stock based compensation	0	34,374	0	34,374
Units issued November 25, 2010 for cash at 0.001per share	155	0	0	155
Units issued November 25, 2010 for cash at 0.001per share (in shares)	155,250
Net Loss	0	0	(66,990)	(66,990)
Balance at Dec. 31, 2010	1,564	34,374	(66,990)	(31,052)
Balance (in shares) at Dec. 31, 2010	1,564,000
Non-employee stock based compensation	0	209,606	0	209,606
Forfeiture of Initial Shareholders units	(156)	156	0	0
Forfeiture of Initial Shareholders units (in shares)	(156,400)
Proceeds from sale of warrants in private placement	0	1,638,800	0	1,638,800
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344	3,600	33,676,056	0	33,679,656
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344 (in shares)	3,600,000
Sale of unit purchase option to underwriters	0	100	0	100
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488	53	503,210	0	503,263
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488 (in shares)	52,975
Proceeds subject to possible redemption of 3,031,969 shares	(3,032)	(30,377,297)	0	(30,380,329)
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment	(166)	166	0	0
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment (in shares)	(165,592)
Net Loss	0	0	(458,131)	(458,131)
Balance at Dec. 31, 2011	1,863	5,685,171	(525,121)	5,161,913
Balance (in shares) at Dec. 31, 2011	4,894,983
Non-employee stock based compensation	0	89,615	0	89,615
Net Loss	0	0	(249,302)	(249,302)
Balance at Jun. 30, 2012	$ 1,863	$ 5,774,786	$ (774,423)	$ 5,002,226
Balance (in shares) at Jun. 30, 2012	4,894,983

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Units issued price per share, one (in dollars per share)	$ 0.001
Units issued price per share, two (in dollars per share)	$ 0.001
Offering costs and underwriter discount for initial public offering		$ 2,320,344
Underwriter discount for underwriter over allotment exercise		$ 26,488
Proceeds subject to possible redemption, shares (in shares)		3,031,969
Forfeiture of units due to underwriters partial exercise of over-allotment, shares (in shares)		165,592

STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		29 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net Loss	$ (249,302)	$ (215,258)	$ (774,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	89,615	107,683	333,595
Depreciation expense	395	420	992
Changes in operating assets and liabilities
Prepaid expenses	(4,307)	(50,460)	(35,117)
Accrued expenses	(29,833)	(157,841)	50,990
Deferred offering costs	0	358,900	0
Due to related party	116,854	10,072	200,038
Net cash provided by/(used in) operating activities	(76,578)	53,516	(223,925)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	(36,088,000)	(36,088,000)
Funds placed in trust account from underwriters' exercise of over-allotment option	0	(518,096)	(518,096)
Proceed from maturities of US Treasury Bills	36,625,000	0	73,243,000
Proceed from maturities of US Treasury Bills reinvested in trust account	(36,607,000)	0	(73,225,000)
Interest reinvested in trust account	(14,477)	(6,718)	(35,395)
Purchases of fixed assets	(2,116)	0	(5,005)
Net cash provided by (used) in investing activities	1,407	(36,612,814)	(36,628,496)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding stockholders	0	0	1,564
Proceeds from initial public offering	0	36,000,000	36,000,000
Proceeds from issuance of underwriter purchase option	0	100	100
Proceeds from private placement of insider warrants	0	1,638,800	1,638,800
Proceeds from underwriter over-allotment exercise	0	529,750	529,750
Payment of underwriting fees and offering costs	0	(1,323,998)	(1,323,998)
Proceeds from notes payable to stockholders	30,000	0	180,000
Payment of notes payable to stockholders	0	(150,000)	(150,000)
Net cash provided by financing activities	30,000	36,694,652	36,876,216
Net (decrease)/increase in cash	(45,171)	135,354	23,795
Cash at beginning of period	68,966	14,701	0
Cash at end of period	23,795	150,055	23,795
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 1,022,833	$ 1,022,833

Organization and Plan of Business Operations	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Plan of Business Operations

Prime Acquisition Corp. (the “Company” or “Prime”) is a Cayman Islands limited life exempted company organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business, or control of an operating business through contractual arrangements, that has its principal operations located in the greater China region.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective March 24, 2011. The Company consummated the Offering on March 30, 2011 and received net proceeds of $34,687,656, including $1,008,000 in deferred underwriter’s fees and $1,638,800 from the private placement sale of Placement Warrants (Note 3). On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering), and the Company received additional net proceeds of $518,096, including $14,833 in deferred underwriter's fees. Substantially all of the net proceeds from the Offering and private placement are intended to be generally applied toward consummating a business combination (“Business Combination”). The Company’s management has complete discretion in identifying and selecting a target business. There is no assurance that the Company will be able to successfully effect a Business Combination. As of June 30, 2012, $36,623,491 is being held in a trust account (“Trust Account”) until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The funds being in a trust account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions, and initial and continuing general and administrative expenses.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders with the opportunity to redeem their shares for a pro rata portion of the Trust Account. In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (“Public Shares”) exercise their redemption rights, the Business Combination will not be consummated. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (“Initial Shareholders”), have agreed to waive any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any shareholder may demand that the Company convert his or her shares. Any shareholder will have the right to demand that such shareholder’s shares be converted into a pro rata share of the Trust Account, initially approximately $10.02 per Public Share. The Company’s Memorandum and Articles of Association provides that the Company will continue in existence only until 18 months from the consummation of the Offering or 24 months from the consummation of the Offering if the period to complete a Business Combination has been extended. If the Company has entered into a letter of intent, memorandum of understanding or definitive agreement for a Business Combination, the period of time to consummate a Business Combination will be automatically extended by an additional six months for the purpose of consummating such Business Combination.  If the Company has not completed a Business Combination by such dates, this will trigger the winding up of the Company and it will liquidate and distribute the proceeds held in the Trust Account to the Public Shareholders.

As of July 28, 2012, a Stock Purchase Agreement (the “Agreement”) was entered into by and among Prime, Yuantong Investment Holdings Limited (the “Target” or “Yuantong”), a Cayman Islands company, and Vanrock Sunrise Holdings Limited, Aquavenus Investment Holdings Limited and G.H. Martin Limited, the shareholders of Target (the “Target Shareholders”).

Upon the closing of the transactions contemplated in the Agreement, Prime will acquire 100% of the issued and outstanding shares in Target from Target Shareholders in exchange for an aggregate of 4,200,000 ordinary shares of Prime, of which 3,000,000 shares are to be issued as upfront consideration, and 1,200,000 shares (the “holdback consideration”) will be held in escrow and will be released upon the achievement of certain earnings targets. We refer to this share exchange as the “Acquisition.”

The purchase price of the Target shares may be adjusted following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of the Target on the closing date. Additionally, the release of the holdback consideration is conditioned on the Target exceeding RMB50 million of Adjusted EBITDA (as defined in the Agreement) for the fiscal year ending December 31, 2012. Prime has also agreed to pay to Target Shareholders an aggregate of RMB15.75 million and RMB22.5 million if Adjusted EBITDA exceeds RMB85 million and RMB150 million for the fiscal years ending December 31, 2013 and 2014, respectively. Such earn-out payments may be issued, at the Target Shareholder’s option, in cash or as Prime ordinary shares equivalent to a price per share of the 40-day average closing price of such ordinary shares as of the end of the applicable fiscal year end.

Subject to the Target’s ability to pay dividends under applicable law, the Target will be required to pay a dividend to all shareholders of Prime’s ordinary shares in the amount of $0.25 per share each year for the three fiscal years following closing (fiscal years 2013, 2014 and 2015 if the acquisition closes in fiscal year 2012, and fiscal years 2014, 2015 and 2016 if the acquisition closes in fiscal year 2013).

If, as of the closing of the Acquisition, the Target has not satisfied all of its obligations in connection with Target’s acquisition (the “Nantong Acquisition”) (via its wholly-owned subsidiary, Jiangsu Yahui Light Alloy Technology Co. Ltd.(“Yahui”)) of 70% of the equity interests of Nantong Trade Union Aluminum Alloy Co., Ltd. (“Trade Union Aluminum”) and Nantong Trade Union Auto Parts and Electroplating Co., Ltd. (“Trade Union Auto Parts”), 750,000 shares (the “Nantong contingent shares”) of the 3,000,000 shares issued to Target Shareholders as upfront consideration will be held back and placed in escrow until such obligations are satisfied. Such obligations include the receipt of a written confirmation from Prime that all the obligations of the Target in connection with the consummation of the Nantong Acquisition have been satisfied as well as a legal opinion confirming that all obligations under U.S. federal bankruptcy law have been satisfied and the Nantong assets acquired are no longer subject to the jurisdiction of the U.S. federal bankruptcy court (See Note 9).

In connection with the acquisition, certain existing shareholders of Prime (the “Transferors”) agreed to sell an option (the “Option”) to purchase an aggregate of 415,000 ordinary shares of Prime for $3,108,350 consideration to Weidong Guo, the sole director of Yuantong. The Option is exercisable in full or partially for six months following the closing of the Acquisition at an exercise price of $0.01 per share. The purchase price for the Option is to be placed in escrow by September 12, 2012, at which point 50% of the purchase price will be released to the Transferors, and the remaining 50% of the purchase price will be held until the earlier of the closing of the Acquisition, termination of the Agreement, or March 24, 2013. The original agreement of placing the purchase price for the Option in escrow by September 12, 2012 has later been extended to October 31, 2012 by mutual agreement of both parties. The full funding of the purchase price for the Option is a condition to the closing of the Acquisition. In the event that the purchase price for the Option is not fully funded immediately prior to the closing of the Acquisition, but Prime nonetheless decides to proceed with the Acquisition, the Transferors will be entitled to that amount of Prime ordinary shares that are equal to the number of shares underlying the Option that is represented by the unfunded portion of the purchase price. Such number of shares will be deducted from the portion of the 3,000,000 shares of upfront consideration payable to Vanrock Sunrise Investment Holdings Limited, one of Target Shareholders, pursuant to the terms of the Agreement.

The parties also agreed that for the one year period following the closing of the Acquisition, Target Shareholders will designate four persons to Prime’s board of directors, and Prime will designate one person to Prime’s board of directors, pursuant to the terms of a voting agreement to be entered into at closing. Prime also agreed to register all shares issuable to Target Shareholders pursuant to the Agreement pursuant to the terms of a Registration Rights Agreement to be entered into at closing.

Pursuant to the Agreement, the Target will be required to submit to its shareholders a proposal to approve an equity incentive plan authorizing the Company to award not less than 500,000 ordinary shares.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared by the Company, in accordance with generally accepted accounting principles pursuant to Regulation S-X of the Securities and Exchange Commission. Accordingly, these interim financial statements should be read in conjunction with the Company’s financial statements and related notes as contained in Form 20-F for the year ended December 31, 2011. In the opinion of management, the interim financial statements reflect all adjustments, including normal recurring adjustments, necessary for fair presentation of the interim periods presented. The results of the operations for the six months ended June 30, 2012 are not necessarily indicative of the results of operations to be expected for the full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
	(Unaudited)	(Unaudited)
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options have been excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Recent Accounting Pronouncements

The adoption of recently effective accounting standards did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.

Initial Public Offering	6 Months Ended
Jun. 30, 2012
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 3 — Initial Public Offering

The registration statement for the Offering was declared effective March 24, 2011. On March 30, 2011, the Company sold 3,600,000 Units, at an Offering price of $10.00 per unit, generating gross proceeds of $36,000,000. Each Unit consists of one ordinary share, $0.001 par value, of the Company and one Redeemable Purchase Warrant (“Warrant”). Each Warrant will entitle the holder to purchase from the Company one ordinary share at an exercise price of $7.50 commencing upon the later of completion of a Business Combination, or March 30, 2012. The warrants expire on March 30, 2016, unless earlier redeemed. The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days’ notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, the Founder warrants and the Placement Warrants may be exercised on a “cashless basis.’' In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (X) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (Y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants to be sold and issued in the Offering, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed.

In connection with the Offering, the Company granted the underwriters a 45-day option to purchase up to 540,000 additional Units solely to cover over-allotments. On May 10, 2011, the Company announced that the underwriters of its Offering exercised their over-allotment option in part, for a total of an additional 52,975 units (over and above the 3,600,000 units sold in the Offering) generating additional gross proceeds of $529,750.

The 3,652,975 units sold in the Offering, including the 52,975 units subject to the over-allotment option, were sold at an offering price of $10.00 per unit, generating gross proceeds of $36,529,750. A total of $36,606,096, which includes a portion of the $1,638,800 of proceeds from the private placement of Placement Warrants (as defined below) to the founding shareholders, has been placed in trust.

The Company agreed to pay the underwriters in the Offering an underwriting discount of 5% of the gross proceeds of the Offering. However, the underwriters agreed that a portion of the underwriting discounts equal to 2.8% of the gross proceeds of the Offering (or $1,022,833) will not be payable unless and until the Company completes a Business Combination and have waived their right to receive such payment upon the Company's liquidation if it is unable to complete a Business Combination.

On March 24, 2011, certain of the Initial Shareholders purchased an aggregate of 2,185,067 warrants (the “Placement Warrants”) from the Company in a private placement pursuant to the exemption from registration contained in Section 4(2) of the Securities Act of 1933, as amended. The Placement Warrants were sold for a total purchase price of $1,638,800 or $0.75 per warrant. The private placement took place immediately prior to the consummation of the Offering. The Placement Warrants are identical to the Warrants contained in the Units except that the Placement Warrants may be exercised on a cashless basis at any time after a Business Combination even if there is not an effective registration statement relating to the shares underlying the Warrants so long as such Placement Warrants are held by these individuals or their affiliates and are subject to certain transfer restrictions. Pursuant to that certain Placement Warrant Purchase Agreement, the purchasers have agreed that, with certain exceptions for certain gifts to family members, by virtue of the laws of descent, and pursuant to a qualified domestic relations order, the Placement Warrants will not be sold or transferred by them until after the Company has completed a business combination.

In addition, at the closing of the Offering, the Company issued a unit purchase option, for $100, to the representative of the underwriters and/or its designees to purchase 215,000 Units at an exercise price of $12.00 per unit. The units issuable upon exercise of this option are identical to the units being offered in the Offering. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option is approximately $1,220,400 (approximately $3.39 per unit) using a Black-Scholes option-pricing model.

The fair value of the unit purchase option granted to the underwriter is estimated as of the date of grant using the following assumptions: (1) expected volatility of 43.55%, (2) risk-free interest rate of 1.44% based on the five-year U.S. Treasury Note and (3) expected life of 5 years. The volatility assumption is based on the average of two post-merged blank check companies operating in the greater China region in uncorrelated sectors (media and agriculture). Thus, the Company believes that the volatility estimate is comprehensive enough, considering that the Company does not have a specific target industry. The Company believes also that the volatility estimate calculated is a reasonable benchmark to use in estimating the expected volatility of the Company’s Units. Although an expected life of five years was used in the calculation, if the Company does not consummate a business combination within the prescribed time period and automatically dissolves and subsequently liquidates its Trust Account, the option will become worthless. The unit purchase option may be exercised for cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying warrants, the unit purchase option or warrants, as applicable, will expire worthless.

Investments Held in Trust	6 Months Ended
Jun. 30, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Text Block]

Note 4 — Investments Held in Trust

Substantially all of the net proceeds from the Offering are intended to be generally applied toward consummating a Business Combination. Management agreed to place the net proceeds from the Offering into the Trust Account until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements.

As of June 30, 2012, investment securities in the Company’s Trust Account consist of $35,989,705 in United States government treasury bills (the “T-Bills”) with maturities on October 4, 2012 and $633,786 in cash. The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at June 30, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$633,786	$-	$-	$633,786
Held-to-Maturity:
United States Treasury Securities	35,989,705	2,375	-	35,992,080
Total Investments Held in Trust	$36,623,491	$2,375	$-	$36,625,866

The Company’s T-Bills had original maturity dates ranging from April 5, 2012 to May 24, 2012. Upon maturity, the Company recognized $2,516 in interest income and reinvested $35,976,105 of the proceeds in six-month T-Bills with maturity of October 4, 2012. As of June 30, 2012 the Company has recognized $13,600 of interest income related to the T-Bills with $10,295 of the unamortized discount to be recognized over the remaining life of the securities.

Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 — Related Party Transactions and Balances

The Company entered into a non-interest bearing unsecured promissory note with one director of the Company in a principal amount of $30,000. The notes shall be repaid on the earlier of consummation of a Business Combination or liquidation of the Company.

From time to time Company’s executives incur expenses on behalf of the Company for various office and travel expenses.  No interest is charged by the executives on any outstanding balance owed by the Company. For the six months ended June 30, 2012, six months ended June 30, 2011, and the periods from February 4, 2010 (inception) to June 30, 2012, total expenses paid by the executives on behalf of the Company totaled $84,643, $76,598 and $203,386, respectively. As of June 30, 2012, the Company has a payable to its executives of $99,843.

The Company has agreed to pay Kaiyuan Real Estate Development (“Kaiyuan”) a total of $7,500 per month for office space, administrative services and secretarial support for a period commencing March 30, 2011 and ending on the earlier of consummation of a Business Combination or liquidation of the Company. Kaiyuan is an affiliate of Mr. Yong Hui Li, the Company’s chairman. The total expenses incurred under this agreement for the six months ended June 30, 2012, six months ended June 30, 2011, and the period from February 4, 2010 (inception) to June 30, 2012 were $32,211, $22,984, and $100,195, respectively. Commencing on February 1, 2012, the Company has arranged to secure additional office space, administrative services and secretarial support in Taipei. Fees for the additional office space, administrative services and secretarial support was deducted from the $7,500 monthly fee paid to Kaiyuan by the Company. As of June 30, 2012, the Company has a payable to Kaiyuan of $100,195.

Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 6 — Fair Value Measurements

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of June 30, 2012.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has no assets or liabilities carried at fair value on a recurring basis or assets carried at fair value on a non-recurring basis as of June 30, 2012.

As of June 30, 2012, $35,992,080 of the Company’s investment held in trust was invested exclusively in obligations of the U.S. government issued or guaranteed by the U.S. Treasury with the remaining amount held in cash. The Company accounts for these investments as held-to-maturity securities, which are recorded on the balance sheet at amortized cost and classified as either short term or long term based on the contractual maturity. The fair values of the Company’s investments in U.S. Treasury bills are determined through observable quoted active markets and the fair value approximates carrying value due to the short-term nature. As of June 30, 2012 there were no unrealized gains or losses recognized on investments held in trust and the securities mature on October 4, 2012.

Shareholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7 — Shareholders’ Equity

Common Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. The holders of the ordinary shares are entitled to one vote for each ordinary share.

As of December 31, 2010 there were 1,564,000 units issued and outstanding.

In March 2011, the Company’s initial shareholders forfeited, and the Company cancelled 156,400 units.

On March 30, 2011, the Company sold 3,600,000 units during the Offering.

On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering). The Company’s initial shareholders forfeited, and the Company cancelled 165,592 units in connection with this partial exercise of the underwriters’ over-allotment option.

As of June 30, 2012 there were 4,894,983 units outstanding. In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company’s ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination. An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company’s ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.

Share-Based Compensation	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 8 – Share-Based Compensation

On February 25, 2010 the Company’s board of directors authorized and issued 20,000 of stock options, each option to purchase one ordinary share of the Company to directors, employees and consultants of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account. On November 15, 2010, the Company’s board of directors authorized to reserve additional 200,000 such stock options for issuance to directors, employees and consultants of the Company from time to time, bringing the total authorized to an aggregate of 220,000 stock options.

On December 3, 2010 and March 21, 2012 the Company’s board of directors further authorized the additional issuance of 35,000 and 5,000 stock options respectively, each option to purchase one ordinary share of the Company to officers or directors of the Company.  The ordinary shares underlying the options will be restricted from receiving any funds held in the Trust Account.   This additional authorization brings the total stock options authorized as of June 30, 2012 to 60,000.

In connection with the authorization, the Company granted a total of 9,500 options to certain non-employee consultants for services to be provided over a two year period that vest quarterly and 40,000 options to certain officers or directors over a two and a half year period that vest quarterly. In addition the Company granted certain consultants 10,500 options which vest upon such consultants meeting certain performance requirements.

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to June 30, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.22	530,624
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	4.54	462,106
Granted	5,000	0.001	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2012	60,000	0.001	4.14	578,940
Exercisable at June 30, 2012	34,700	0.001	4.14	334,820

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to June 30, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	60,000
Vested	(34,700)
Canceled	-
Unvested at June 30, 2012	25,300

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from
February 4, 2010
(inception) to
June 30, 2012

Stock Price	$9.39 - $12.11
Risk-free interest rate	0.72% - 1.47%
Expected term (in years)	4.94
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$9.6212

Management used the following assumptions for the Black-Scholes inputs: On the option valuation date, the current stock price was used for determining the fair value of the Company’s stock based on the closing price of common stock on the valuation date. An expected volatility based on the average expected volatilities of a sampling of three companies with similar attributes to the Company, including: industry, stage of life cycle, size and financial leverage. The expected dividend rate of 0% is based on management’s plan of operations. The risk-free interest rate is based on the U.S. Treasury 5-year Treasury Bill on the date of measurement. The Company expects that no options will be forfeited.

The fair value of the outstanding unvested shares will be recognized when the performance completion date has occurred and the options vest.

Share-based compensation expense from non-employee stock options totaled $89,615, $107,683 and $333,595 for the six months ended June 30, 2012, for the six months ended June 30, 2011 and for the period from February 4, 2010 (inception) to June 30, 2012, respectively.

Additional Historical Background Information on Target's Nantong Acquisition	6 Months Ended
Jun. 30, 2012
Additional Historical Background Information On Target'S Nantong Acquisition [Text Block]

Note 9 – Additional Historical Background Information on Target’s Nantong Acquisition

On January 12, 2011, Jiangsu Yahui Light Alloy Technology Co. Ltd. (the “Yahui”), currently a wholly-owned subsidiary of the Target, signed an equity transfer agreement with Trade Union International Inc. (“Trade Union International”), a company registered in California, United States of America (the “U.S.A”) which holds 100% equity of Trade Union Aluminum and 100% equity of Trade Union Auto Parts, respectively. Both Trade Union Aluminum and Trade Union Auto Parts are registered in Jiangsu Province, China. On January 12, 2011, Trade Union International agreed to transfer 70% of its equity ownership in both Trade Union Aluminum and Trade Union Auto Parts to Yahui for a consideration of $9.44 million (RMB60 million). Yahui promised to assume all liabilities of both Trade Union Aluminum and Trade Union Auto Parts existing at and after the agreement signing date. The consideration payments are to be in five installments. The first installment shall be made to Trade Union International after the above mentioned equity transfer has been completed and registered at local State Administration of Industrial and Commerce of China, but no later than January 24, 2011. Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum. Afterwards the second installment shall be paid to Trade Union International within 5 days after the aforementioned wire, and likewise Trade Union International shall wire the second installment to Trade Union Aluminum. Remaining three installments payments shall follow the same payment pattern.

On March 21, 2011 the aforementioned equity transfer was registered at local State Administration of Industrial and Commerce of China and as such Yahui held 70% equity ownership in both Trade Union Aluminum and Trade Union Auto Parts. Yahui owns the 70% ownership of Trade Union Aluminum and Trade Union Auto Parts since then under the PRC laws and regulations. Yahui designated a Control Group’s (Mr. Weidong Guo, Mr. Weizhong Guo, and Mr. Yahui Guo collectively as the “Control Group”) family member to act as the chairman of the board in, and has exerted its control in the business operation of, both companies since March 2011. At that time, Mr. Weidong Guo and Mr. Weizhong Guo own 55% and 45% equity interest of Jiangsu Yuantong Auto Parts Production Co., Ltd. (“Yuantong Auto Parts”, a subsidiary of the Target), respectively, and Mr. Yahui Guo owns 70% equity interest of Yahui. However, none of consideration payments have been executed so far because Trade Union International filed bankruptcy (Chapter 11) in the U.S. on January 31, 2011, and all of its assets and liabilities went into bankruptcy court monitoring. The court approval of the equity transfer transaction was received on August 15, 2011, but required Yahui to wire the installments to accounts under bankruptcy court monitoring. Yahui has not made the required payments. Thus it has been determined under U.S. law and U.S. GAAP that the above equity transfer agreement has not been completed, and the equity transfer does not constitute a business combination, and Trade Union Aluminum and Trade Union Auto Parts were still legally owned by Trade Union International under U.S.A laws and regulations, and assets are to be disposed by the bankruptcy court. Yahui is unable to consolidate both Trade Union Aluminum and Trade Union Auto Parts in its financial statements, since title has not passed to Yahui.

As of August 15, 2012 the above-mentioned bankruptcy case has not been concluded so it is still uncertain whether Yahui will obtain the 70% equity in both Trade Union Aluminum and Trade Union Auto Parts. In spite of this, Yahui has promised in the equity transfer agreement with Trade Union International to assume liabilities of both Trade Union Aluminum and Trade Union Auto Parts existing at and after January 12, 2011. It is also uncertain whether the obligation still holds until Yahui legally owns 70% equity in both Trade Union Aluminum and Trade Union Auto Parts.

For the purpose of overseas listing, the Control Group set up the Target on March 20, 2012. The Target holds 100% equity of Lightning Stone Investment Holdings Limited (BVI) and Prometheus Century Investment Holdings Limited (BVI). Lightning Stone Investment Holdings Limited (BVI) was incorporated by Target on March 14, 2012. Prometheus Century Investment Holdings Limited (BVI) was incorporated by Target on March 14, 2012. Prime-Rose Investments (Hong Kong) Limited was formed on March 20, 2012 for the purpose of conducting trading to distribution channel customers. It is 100% held by Lightning Stone Investment Holdings Limited (BVI). Global Union Motors (Hong Kong) Limited was formed on March 20, 2012 for the purpose of conducting trading to brand name OEM customers. It is 100% held by Prometheus Century Investment Holdings Limited (BVI). On June 10, 2012 Prime-Rose (Hong Kong) Limited signed an equity transfer agreement with Yuantong’s shareholders to acquire 100% of the ownership in Yuantong Auto Parts. On June 29, 2012, Global Union Motors (Hong Kong) Limited signed an equity transfer agreement with Yahui’s shareholders to acquire 100% ownership in Yahui.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 10 — Subsequent Events

As of July 28, 2012, a Stock Purchase Agreement (the “Agreement”) was entered into by and among Prime, Yuantong Investment Holdings Limited (the “Target” or “Yuantong”), a Cayman Islands company, and Vanrock Sunrise Holdings Limited, Aquavenus Investment Holdings Limited and G.H. Martin Limited, the shareholders of Target (the “Target Shareholders”). (see Note 1)

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared by the Company, in accordance with generally accepted accounting principles pursuant to Regulation S-X of the Securities and Exchange Commission. Accordingly, these interim financial statements should be read in conjunction with the Company’s financial statements and related notes as contained in Form 20-F for the year ended December 31, 2011. In the opinion of management, the interim financial statements reflect all adjustments, including normal recurring adjustments, necessary for fair presentation of the interim periods presented. The results of the operations for the six months ended June 30, 2012 are not necessarily indicative of the results of operations to be expected for the full year.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk [Policy Text Block]

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
	(Unaudited)	(Unaudited)
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options have been excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The adoption of recently effective accounting standards did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.

Significant Accounting Policies (tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

Potentially dilutive securities include:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
	(Unaudited)	(Unaudited)
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

Investments Held in Trust (tables)	6 Months Ended
Jun. 30, 2012
Investments Held In Trust [Abstract]
Investments Held In Trust [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held-to-maturity securities at June 30, 2012 are as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Cash	$633,786	$-	$-	$633,786
Held-to-Maturity:
United States Treasury Securities	35,989,705	2,375	-	35,992,080
Total Investments Held in Trust	$36,623,491	$2,375	$-	$36,625,866

Share-Based Compensation (tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to June 30, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.22	530,624
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	4.54	462,106
Granted	5,000	0.001	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2012	60,000	0.001	4.14	578,940
Exercisable at June 30, 2012	34,700	0.001	4.14	334,820

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to June 30, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	60,000
Vested	(34,700)
Canceled	-
Unvested at June 30, 2012	25,300

Schedule Of Vested Restricted Stock Units Activity Table Text Block [Table Text Block]

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from
February 4, 2010
(inception) to
June 30, 2012

Stock Price	$9.39 - $12.11
Risk-free interest rate	0.72% - 1.47%
Expected term (in years)	4.94
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$9.6212

Organization and Plan of Business Operations (Detail Textual)	1 Months Ended		6 Months Ended		12 Months Ended				29 Months Ended	1 Months Ended	6 Months Ended
	May 31, 2011	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2011 Under Writer [Member] USD ($)	Jun. 30, 2012 Conversion Of Option [Member] USD ($)	Jun. 30, 2012 Escrow Account [Member]	Jun. 30, 2012 Upfront Consideration [Member]	Jun. 30, 2012 Trade Union Aluminum [Member]	Jun. 30, 2012 Vanrock Sunrise Investment Holdings Limited [Member]
Proceeds from initial public offering		$ 34,687,656	$ 0	$ 36,000,000					$ 36,000,000	$ 518,096
Deferred underwriters fees		1,008,000	1,022,833					1,022,833	1,022,833	14,833
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800				1,638,800	1,638,800
Shares Issued During Period In Excess Of Over Allotment To Under Writters	52,975
Business Combination, Control Obtained Description			In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering ("Public Shares") exercise their redemption rights, the Business Combination will not be consummated.
Business Combination Shares Conversion Price Per Share			$ 10.02
Business Acquisition, Percentage of Voting Interests Acquired			100.00%						100.00%					70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			4,200,000								415,000	1,200,000	3,000,000	300,000	3,000,000
Stock Issued During Period, Shares, New Issues								3,600,000		3,600,000
Assets Held-in-trust			36,623,491						36,623,491
Business Acquisition, Cost of Acquired Entity, Cash Paid					22,500,000	15,750,000
Adjusted Ebitda					150,000,000	85,000,000	50,000,000
Number Of Trading Days			40
Dividends Payable, Amount Per Share			$ 0.25						$ 0.25
Business Acquisition Equity Interests Issued Or Issuable Number Of Shares In Escrow Account			750,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned											$ 3,108,350
Investment Options, Exercise Price			$ 0.01
Percentage Of Purchase Price Released To Transferors			50.00%
Percentage Of Purchase Price Held In Escrow			$ 50
Number Of Shares Authorised Under Equity Investment Plan			500,000

Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Weighted Average Number Diluted Shares Outstanding Adjustment	7,140,050	7,135,050
Warrant [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	7,080,050	7,080,050
Options Held [Member]
Weighted Average Number Diluted Shares Outstanding Adjustment	60,000	55,000

Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended
	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares issued			4,894,983	4,894,983	1,564,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Treasury Stock, Shares, Retired	165,592	156,400

Initial Public Offering (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended	29 Months Ended
	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 24, 2011	Dec. 31, 2010
Stock Issued During Period, Shares, New Issues					3,600,000
Sale of Stock, Price Per Share		$ 10
Proceeds from initial public offering		$ 34,687,656	$ 0	$ 36,000,000		$ 36,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001			$ 0.001
Warrant Right Common Stock Excercise Price							7.5
Class Of Warrant Or Right Expiry Date			Mar 30, 2012
Class Of Warrant Or Right Redemption Price			$ 0.01
Class Of Warrant Or Right Redemption Convenant Description			The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days' notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given
Shares Issued During Period In Excess Of Over Allotment To Under Writters	52,975
Shares Issued During Period Value In Excess Of Over Allotment To Underwritters	529,750
Stock Issued During Period Shares New Issues Including Stock Issued To Underwritters					3,652,975
Stock Issued During Period Value New Issues Including Stock Issued To Underwritters					36,529,750
Amount Deposited In Trust					36,606,096
Proceeds from private placement of insider warrants		1,638,800	0	1,638,800	1,638,800	1,638,800
Underwritter Commision Percentage					5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.75
Unit Purchase Option Issue Price								100
Deferred underwriters fees		1,008,000	1,022,833		1,022,833	1,022,833
Discount On Underwritter Commision Percentage					2.80%
Proceeds From Unit Purchase Option					215,000
Unit Purchase Option Excercise Price								$ 12
Noninterest Expense Offering Cost		100
Unit Purchase Option Fair Value		1,220,400
Unit Purchase Option Price Per Unit								$ 3.39
Unit Purchase Option [Member]
Fair Value Assumptions, Expected Volatility Rate					43.55%
Fair Value Assumptions, Risk Free Interest Rate					1.44%
Underwriters [Member]
Proceeds from initial public offering	540,000
Shares Issued During Period In Excess Of Over Allotment To Under Writters	529,750
Shareholder [Member]
Class Of Warrant Or Right Purchased								2,185,067
Proceeds from Issuance of Warrants		$ 1,638,800
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0

Investments Held in Trust (Details) (USD $)	Jun. 30, 2012
Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	$ 36,623,491
Held-to-maturity Securities, Unrecognized Holding Gain	2,375
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	36,625,866
Cash [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	633,786
Held-to-maturity Securities, Unrecognized Holding Gain	0
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	633,786
Us Treasury Securities [Member] | Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	35,989,705
Held-to-maturity Securities, Unrecognized Holding Gain	2,375
Held-to-maturity Securities, Unrecognized Holding Loss	0
Held-to-maturity Securities, Fair Value	$ 35,992,080

Investments Held in Trust (Details Textual) (USD $)	2 Months Ended	6 Months Ended
	May 24, 2012	Jun. 30, 2012
Debt Instrument, Maturity Date Range, Start		Apr 5, 2012
Debt Instrument, Maturity Date Range, End		May 24, 2012
Debt Instrument, Unamortized Discount		$ 10,295
Us Treasury Securities [Member]
Held-to-maturity Securities, Debt Maturities, Date		Oct 4, 2012
Six Month T Bills [Member]
Held-to-maturity Securities, Debt Maturities, Date		Oct 4, 2012
Investment Income, Interest	2,516	13,600
Reinvestment In Debt	$ 35,976,105

Related Party Transactions and Balances (Details Textual) (USD $)	1 Months Ended	6 Months Ended		29 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Long-term Debt, Gross		$ 30,000		$ 30,000
Interest Paid		84,643	76,598	203,386
Kaiyuan Real Estate Development [Member]
Business Combination Separately Recognized Transactions Expenses Agreed Per Month	7,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized		32,211	22,984	100,195
Business Combination, Separately Recognized Transactions, Liabilities Recognized		100,195		100,195
Executives [Member]
Interest Payable		$ 99,843		$ 99,843

Fair Value Measurements (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 0
Us Treasury Securities [Member]
Payments to Acquire Investments	$ 35,992,080

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares Authorized			50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common Stock, Voting Rights			The holders of the ordinary shares are entitled to one vote for each ordinary share
Ordinary shares, shares issued			4,894,983	4,894,983	1,564,000
Ordinary shares, shares outstanding			4,894,983	4,894,983	1,564,000
Treasury Stock, Shares, Retired	165,592	156,400
Stock Issued During Period, Shares, New Issues				3,600,000
Within 12 Months Of Business Combination [Member]
Contingent Forfeiture Of Shares			253,877
Forfeiture Of Founder Share Convenient Description			In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Company's ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination.
Twelve To Fourteeen Months Of Business Combination [Member]
Contingent Forfeiture Of Shares			253,878
Forfeiture Of Founder Share Convenient Description			An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Company's ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.
Under Writer [Member]
Stock Issued During Period, Shares, New Issues		3,600,000

Share-Based Compensation (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended	29 Months Ended
	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Number of shares outstanding	55,000	55,000	55,000	55,000
Number of Shares Granted	20,000	0	0	5,000
Number of Shares Exercised		0	0	0
Number of shares cancelled		0	0	0
Number of shares outstanding		55,000	55,000	60,000
Number of Shares Exercisable at June 30, 2012				34,700
Weighted Average Exercise Price Per Share Outstanding, Beginning	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Granted		$ 0.001	$ 0	$ 0.001
Weighted Average Exercise Price per Share Exercised		$ 0	$ 0	$ 0
Weighted Average Exercise Price price share cancelled		$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share Outstanding, Ending		$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Exercisable at June 30, 2012				$ 0.001
Weighted Average Remaining Contractual Term (in Years) Outstanding		6 years 2 months 19 days	4 years 6 months 14 days	4 years 1 month 20 days
Weighted Average Remaining Contractual Term (in Years) Exercisable at June 30, 2012				4 years 1 month 20 days
Aggregate Intrinsic Value Outstanding		$ 530,624	$ 462,106	$ 578,940
Aggregate Intrinsic Value Exercisable at June 30, 2012				$ 334,820

Share-Based Compensation (Details 1)	29 Months Ended
Jun. 30, 2012
Number of Shares Unvested, Beginning	0
Number of Shares Granted	60,000
Number of Shares Vested	(34,700)
Number of Shares Canceled	0
Number of Shares Unvested, Ending	25,300

Share-Based Compensation (Details 2) (USD $)	29 Months Ended
Jun. 30, 2012
Risk-free interest rate minimum	0.72%
Risk-free interest rate maximum	1.47%
Expected term (in years)	4 years 11 months 8 days
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0.00%
Weighted average grant-date fair value of options granted	$ 9.6212
Minimum [Member]
Stock Price	$ 9.39
Maximum [Member]
Stock Price	$ 12.11

Share-Based Compensation (Details Textual) (USD $)	1 Months Ended			11 Months Ended	12 Months Ended	29 Months Ended		6 Months Ended				29 Months Ended	6 Months Ended
	Mar. 31, 2011	Nov. 30, 2010	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Nov. 15, 2010	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Consultant [Member]	Jun. 30, 2012 Non Employee Stock Options [Member]	Jun. 30, 2011 Non Employee Stock Options [Member]	Jun. 30, 2012 Non Employee Stock Options [Member]	Jun. 30, 2012 Contingently Issuable Shares [Member] Consultant [Member]
Number of Shares Granted			20,000	0	0	5,000			9,500				10,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	5,000	200,000		35,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years 6 months	2 years
Allocated Share-based Compensation Expense										$ 89,615	$ 107,683	$ 333,595
Share Based Compensation Arrangement By Share Based Payment Award Shares Authorized						60,000	220,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted								40,000

Additional Historical Background Information on Target's Nantong Acquisition (Details Textual) In Millions, unless otherwise specified	6 Months Ended						6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Trade Union Aluminum [Member]	Jun. 30, 2012 Trade Union Auto Parts [Member]	Jun. 30, 2012 Jiangsu Yuantong [Member] Weizhong Gu [Member]	Jun. 30, 2012 Auto Parts Production Co. Ltd [Member] Weizhong Gu [Member]	Jun. 30, 2012 Yahui [Member]	Jun. 30, 2012 Yahui [Member] Yahui Guo [Member]	Jun. 30, 2012 Lightning Stone Investment Holdings Limited [Member]	Jun. 30, 2012 Prometheus Century Investment Holdings Limited [Member]	Jun. 30, 2012 Prime Rose Hong Kong Limited [Member]	Jun. 30, 2012 Global Union Motors (Hong Kong) Limited [Member]	Jun. 30, 2012 Yuantong S [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%	70.00%	100.00%	55.00%	45.00%		70.00%	100.00%	100.00%		100.00%
Business Acquisition Percentage Of Voting Interests Acquired Transfered			70.00%	70.00%			100.00%				100.00%		100.00%
Sale of Stock, Consideration Received on Transaction	$ 9.44	60
Disposal Group, Including Discontinued Operation, Description and Timing of Disposal	Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum	Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum
Entity Incorporation, Date Of Incorporation									May 14, 2012			Mar 20, 2012